Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation

20.  Share-based compensation

The Group maintains share incentive plans under which the Group may grant a variety of incentive awards to employees and executives, which include share option awards and share options with employee termination compensation.

Restricted shares

On December 30, 2021, the Group granted 100,000,000 restricted shares at nominal consideration under the share incentive plan, which were all vested immediately at the grant date. The share-based compensation expenses of RMB135,261 were recognized immediately at the grant date. The fair value of the restricted shares was US$0.21 per share on December 30, 2021.

Share options

From August 2018 to January 2022, the Group has granted options to certain employees with service condition only. Share options granted are subject to a four-year vesting schedule. Depending on the nature and the purpose of the grant, share options generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. The Group has granted 18,200,000 and 4,250,000 share options with service condition only to its employees in 2021 and 2022, respectively.

From July 2022 to December 2023, the Group has granted 79,528,000 options to certain employees that are subject to both service and performance condition, where awards granted are only exercisable upon the occurrence of an IPO by the Group. As such, there is no share-based compensation expense recognized until the date of consummation of the IPO. In December 2023, due to the completion of the IPO, the accumulative share-based compensation expenses of 12,917 for these share options were recorded accordingly.

Share options with employee termination compensation

In May 2020, the Group has granted 137,877,968 liability-classified share options to certain employees with service condition only. Share options granted are subject to a nineteen-month vesting schedule, vesting on a monthly basis. Upon employee’s termination, for all or part of the portion of the Option that was vested, the employee shall have the right to request the Group to compensate in cash for an amount calculated based on number of months for the employee’s continuous service.

20.  Share-based compensation (continued)

Share options with employee termination compensation (continued)

From February 2022 to January 2023, the Group has granted 41,217,213 liability-classified share options, respectively, to certain employees that are subject to both service and performance condition. In the event the employee terminates employment prior to the consummation of an IPO, the Group shall reimburse the Grantee at an amount calculated based on the net assets of the Group as of the end of the last year prior to such termination.

From July 2022 to July 2023, the Group has granted 12,134,888 liability-classified employee share options to certain employees that are subject to both service and performance condition. Share options granted are subject to a three-year vesting schedule, vesting one third each year. Upon employee’s termination, the employee shall have the right to request the Group to compensate in cash for an amount calculated based on number of months for the employee’s continuous service.

Share-based compensation was recognized in operating expenses for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment	2,154	585	195
Sales and marketing	8,204	5,935	4,682
Research and development	10,134	3,883	3,070
General and administrative	162,857	21,496	9,446
Total share-based compensation expenses	183,349	31,899	17,393

A summary of the changes in the share options relating to ordinary shares granted by the Group for the years ended December 31, 2021, 2022 and 2023 is as follows:

		Weighted-average	Weighted-average
	Options granted	exercise	grant date fair
	share number	price (US$)	value (US$)
Outstanding as of January 1, 2021	189,927,968	0.0205	0.1136
Granted	18,200,000	0.1079	0.1177
Cancelled/Forfeited	(9,163,845)	0.0993	0.1201
Outstanding as of December 31, 2021	198,964,123	0.0227	0.1137
Granted	56,222,658	0.0861	0.1417
Cancelled/Forfeited	(72,438,216)	0.0520	0.1080
Outstanding as of December 31, 2022	182,748,565	0.0306	0.1245
Granted	80,907,443	0.1306	0.3169
Cancelled/Forfeited	(14,700,489)	0.0579	0.1580
Outstanding as of December 31, 2023	248,955,519	0.0615	0.1851

20.  Share-based compensation (continued)

Share options with employee termination compensation (continued)

The following table summarizes information regarding the share options outstanding as of December 31, 2022 and 2023:

	As of December 31, 2022
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands
Options outstanding	182,748,565	0.03	7.91	47,615
Exercisable	120,164,340	0.01	7.32	34,611
Expected to vest	62,584,225	0.08	9.04	13,398

	As of December 31, 2023
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands
Options outstanding	248,955,519	0.06	7.80	100,501
Exercisable	133,762,513	0.02	6.49	60,138
Expected to vest	115,193,006	0.12	9.32	40,363

No options were exercised for the years ended December 31, 2021, 2022 and 2023.

The Group uses the Binominal option pricing model to estimate the fair value of share options. The assumptions used to value the fair value of each option granted under the Group’s Share Incentive Plans during 2021, 2022 and 2023 are as follow:

	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Exercise price	RMB0.70	RMB0.00 – 1.80	RMB0.00-1.80
	(USD$0.11)	(USD$0.00 – 0.26)	(USD$0.00-0.25)
Fair value of the ordinary shares on the	RMB1.31	RMB1.35 – 1.40	RMB2.04-3.10
date of option grant	(USD$0.20)	(USD$0.19 – 0.21)	(USD$0.30-0.43)
Risk-free interest rate	3.09%	2.70% – 2.88%	2.64%-3.84%
Contractual life	10 years	10 years	10 years
Expected forfeiture rate (post-vesting)	16%	16%	16%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	—	—	—
Expected volatility	32.00%	29.77% – 30.16%	30.09% – 30.41%

(i)Risk-free interest rate is based on the yields of China Government Bonds with maturities similar to the expected life of the share options in effect at the time of grant.

20.  Share-based compensation (continued)

Share options with employee termination compensation (continued)

(ii)Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
(iii)The exercise multiples were estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behaviour of the grantees.
(iv)Expected volatility is assumed based on the historical volatility of the Group and the Group’s comparable companies in the period equal to the expected life of each grant.

As of December 31, 2022 and 2023, there were RMB14,395 and RMB166,224 unrecognized compensation expenses related to the share options granted, which is expected to be recognized over a weighted-average period of 3.14 and 3.80 years, respectively.